Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total CEO ($)(1)(2)	Compensation actually paid to CEO ($)(1)(3)	Average summary compensation table total for non-CEO NEOs ($) (2)(4)	Average compensation actually paid to non-CEO NEOs(3)(4)	Value of Initial Fixed $100 Investment based on Total shareholder return($)(5)	Net Income (in millions) ($)	Company-Selected Measure: Adjusted EBITDA ($ in millions)(6)
2025	415,625	415,625	60,227	60,227	0.00	(23,698)	(9,625)
2024	300,000	300,000	250,000	250,000	0.01	(34,934)	(10,589)
2023	20,050,877	295,000	857,488	235,675	13.03	(51,373)	(16,999)

(1)
For each year shown the PEO was Trent A. Ward.
(2)
Amounts in this column represent the “Total Compensation” column set forth in the Summary Compensation Table (“SCT”) on page 19. See the footnotes to the SCT for further detail regarding the amounts in these columns.
(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding certain amounts from the “Total” column of the SCT:

Executives	SCT total ($)	Deduct grant date fair value of stock awards & option awards ($)	Add year-end fair value of unvested equity granted	Add year-over- year change in fair value of outstanding and unvested equity granted in prior	Add fair value as of vesting date of equity awards granted and vested	Add year- over-year change in fair value of equity awards granted in prior years that vested	Deduct fair value at the end of the prior year of equity awards that failed to meet vesting

Year				in the year ($)	years ($)	in the year ($)	in the year ($)	conditions in the year ($)
2025	PEO	415,625	—	—	—	—	—	—
	Non-PEO NEO's (average)		—	—	—	—	—	—
2024	PEO	300,000	—	—	—	—	—	—
	Non-PEO NEOs (average)	250,000	—	—	—	—	—	—
2023	PEO	20,050,877	(19,755,877)	8,068,312	—	11,687,565	—	—
	Non-PEO NEOs (average)	857,488	(621,813)	430,563	—	191,250	—	—

(4)
Non-CEO NEOs reflect the compensation of (i) Caleb Morgret, our non-CEO NEO for 2025, and (ii) Michael J. Madigan, our non-CEO NEO for 2024 and 2023.
(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on the date of our initial public offering in May 2023.
(6)
Our company-selected measure is adjusted EBITDA. We calculate Adjusted EBITDA as net (loss) income adjusted to exclude: other expense (income), net; income tax expense (benefit); depreciation and amortization expense; stock-based compensation expense; impairment expense; reorganization, severance, exit, disposal and other costs associated with restructuring plans; vendor settlements; transaction related expenses; IPO related expenses; and other adjustment items that arise outside the ordinary course of our business.

Named Executive Officers, Footnote	(1) For each year shown the PEO was Trent A. Ward.
PEO Name	Trent A. Ward	Trent A. Ward